Capital Stock - 2013 S-1 July Registered Offering - Additional Information (Detail) - USD ($)												3 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Oct. 24, 2013	Jul. 31, 2013	Jul. 24, 2013	Jul. 19, 2013	Jul. 09, 2013	Mar. 12, 2013	Jan. 22, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 16, 2014	Jun. 11, 2014	Aug. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants exercisable price										$ 0.20	$ 0.20							$ 0.25	$ 0.80
Number of warrants issued							20,000,000							125,639,832	64,983,988
Common stock, par value								$ 0.001				$ 0.001		$ 0.001	$ 0.001
Warrant term										5 years	5 years
Percentage of agent fee on gross proceeds from Offering								5.00%	5.00%
Expiration date of warrants														Oct. 24, 2013
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000				$ 2,377,000		$ 1,000,000	$ 2,025,000		$ 1,104,000	$ 3,649,000	$ 6,538,000
Proceeds from exercise of warrants												$ 431,000		$ 339,000	$ 2,386,000
Number of warrants exercised												9,616,876		5,894,214	16,954,822
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333						5,000,000	10,125,000
Warrants outstanding												117,891,242		127,508,118	44,983,988				3,500,000
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Warrant term										5 years
Proceeds from issuance of common stock										$ 100,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants								$ 1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units							20,000,000
Number of units issued															16,754,822
Number of shares of common stock sold														27,598,000	37,991,000
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units															16,754,822
Warrants exercisable price						$ 0.15	$ 0.15
Warrants exercise price						$ 0.15	0.15
Proceeds from exercise of warrants															$ 30,000
Number of warrants exercised															200,000
Number of shares of common stock sold															200,000
Warrants outstanding					36,554,822							0		0	36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Warrants outstanding																10,088,154	10,088,154
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price							$ 0.15
Number of units issued							20,000,000								16,754,822
Warrants exercise price							$ 0.15	$ 0.15
Warrant term							65 days
Maximum amount of reimbursement payable to agent								$ 75,000
Expiration date of warrants							Oct. 24, 2013							Oct. 24, 2013
Proceeds from exercise of warrants												$ 83,388		$ 339,506	$ 2,356,000
Number of warrants exercised												1,861,331		5,894,214	16,754,822
Adjusted exercise price					$ 0.1452
Warrants expired unexercised					3,245,178
Series B Warrants [Member] | Adjusted [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants					$ 1,722,000
Number of warrants exercised					12,304,822										16,754,822
Adjusted exercise price					$ 0.1452
Series B Warrants [Member] | Before Adjustment [Member]
Class of Stock [Line Items]
Warrants exercise price															$ 0.15
Proceeds from exercise of warrants															$ 634,000
Number of warrants exercised															4,450,000
Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised															2,754,821
Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised															667,667
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants															$ 497,000
Subscription Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units								20,000,000
Subscription Agreements [Member] | Common Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of units issued								5,998,999
Subscription Agreements [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price								$ 0.15
Subscription Agreements [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued								20,000,000
Subscription Agreements [Member] | Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants issued								5,998,999
Subscription Agreements [Member] | Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants issued								667,667
Subscription Agreements [Member] | Units and Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants								$ 3,000,000
Subscription Agreements [Member] | Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of units issued								667,667
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued								666,666
Percentage of agent warrants to purchase on units issued in offering								5.00%
Warrants exercise price								$ 0.15
Warrant term								5 years
Percentage of Agent cash solicitation fee on gross proceeds								5.00%
Warrants outstanding					666,666							0		0	666,666